Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 2,027,000	$ 1,852,000
Other	86,000	106,000
Deferred tax assets gross	2,113,000	1,958,000
Valuation allowance	(2,113,000)	(1,958,000)
Deferred tax asset